Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Salaries	£ 2,477	£ 2,483	£ 2,250
Bonus awards	411	353	334
Temporary and contract costs	162	199	234
Social security costs	371	352	328
Pension costs	311	313	363
- defined benefit schemes	86	122	205
- defined contribution schemes	225	191	158
Other	329	201	207
Staff costs	4,061	3,901	3,716
Premises and equipment	1,211	1,153	1,112
UK bank levy	142	109	101
Depreciation and amortisation	1,058	934	833
Other administrative expenses	1,677	1,899	1,925
Administrative expenses	4,088	4,095	3,971
Operating expenses	8,149	7,996	7,687
Depreciation on right of use assets	£ 103	£ 104	£ 119